Note 17 - Pension Plan (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Net Benefit Costs [Table Text Block]
2016

Gross employer service cost	$1,378
Plan participant contributions	(336)
Interest cost on service cost	34
Employer's service cost	1,076
Interest cost	794
Expected net return on plan assets	(787)
Other costs	168
Total employer's pension expense	$1,251

Schedule of Changes in Accumulated Postemployment Benefit Obligations [Table Text Block]

Change in benefit obligation:	2016

Projected benefit obligation - January 1, 2016	$31,421
Current service cost	1,076
Plan participant / third party contributions	336
Interest cost	794
Benefits paid	(438)
Foreign exchange	(969)
Expected projected benefit obligation, December 31, 2016	32,220
Actuarial loss, net of foreign exchange	4,438
Projected benefit obligation - December 31, 2016	$36,659

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
Change in plan assets:	2016

Fair value of plan assets - January 1, 2016	$30,627
Expected net return on plan assets	787
Contributions
Employer	603
Plan participants	336
Benefits paid	(438)
Other costs	(168)
Foreign exchange	(916)
Expected fair value of plan assets - December 31, 2016	30,830
Actuarial gain, net of foreign exchange	2,185
Fair value of plan assets - December 31, 2016	$33,016

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
December 31, 2016

Present value of accumulated benefit obligation	$(34,934)
Effect of future compensation increases	(1,724)
Present value of projected benefit obligation	(36,659)
Fair value of plan assets	33,016
Net liability for pension benefits	$(3,643)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
2016

Actuarial loss on remeasurement of projected benefit obligation	$4,654
Actuarial gain on remeasurement of fair value of assets	(2,292)
Total loss recognized in other comprehensive income	$2,362

Schedule of Assumptions Used [Table Text Block]
Discount rate used in determining present values	1.8%
Annual increase in future compensation levels	2.0%
Discount rate used in determining present values	1.8%
Annual increase in future compensation levels	2.0%
Expected long-term rate of return on assets	1.8%

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31,	Fair value measurements
	2016	Level 1	Level 2	Level 3

Equity type investments	$2,693	$2,693	$-	$-
Fixed interest type investments Government bonds	30,117	30,117	-
Cash	83	83	-	-
Other	122	-	-	122
Total	$33,016	$32,894	$-	$122

Schedule of Expected Benefit Payments [Table Text Block]
Year ending December 31
2017	$464
2018	546
2019	617
2020	644
2021	687
2022 - 2026	4,375